Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. For further information concerning Illumina’s pay for performance philosophy and how Illumina aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for Francis deSouza 1 ($)	Summary Compensation Table Total for Charles Dadswell 1 ($)	Summary Compensation Table Total for Jacob Thaysen 1 ($)	Compensation Actually Paid to Francis deSouza 1,2,3 ($)	Compensation Actually Paid to Charles Dadswell 1,2,3 ($)	Compensation Actually Paid to Jacob Thaysen 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Core Illumina Revenue 5 ($ Millions)
									TSR ($)	Peer Group TSR ($)

2024	—	—	14,802,924	—	—	17,689,413	5,426,941	6,362,249	41.86	118.54	(1,223)	4,332

2023	14,494,506	4,139,866	4,691,233	(8,142,898)	1,840,569	4,439,576	4,495,352	692,244	41.90	117.96	(1,161)	4,438

2022	26,752,197	—	—	(10,053,847)	—	—	5,772,066	(3,358,918)	60.85	112.78	(4,404)	4,553

2021	14,333,634	—	—	36,737,462	—	—	8,019,825	8,297,373	114.49	125.49	762	4,519

2020	11,733,593	—	—	(208,167)	—	—	3,571,019	540,066	111.35	125.46	656	3,239

(1)
Francis deSouza was our PEO for each year presented until June 2023. Charles Dadswell served as interim PEO until September 2023. Jacob Thaysen has been our PEO since September 2023. The individuals comprising the
Non-PEO
NEOs for each year presented are as follows:

•	2024: Messrs. Dhingra, Barnard, Cunningham, Pegels, and Goswami served as Non-PEO NEOs.

•	2023: Mr. Goswami, Mses. Tousi, Reeves and Rollins, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Messrs. Ragusa, Dadswell, and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Messrs. Van Oene and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2024	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Jacob Thaysen	14,802,924	(12,306,550)	15,193,039	17,689,413

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,426,941	(4,191,326)	5,126,634	6,362,249
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2024	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)

Jacob Thaysen	15,571,428	(383,997)	—	5,608	—	—	15,193,039

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	5,511,948	(47.045)	—	13,306	(351,574)	—	5,126,634

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 29, 2024. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core Illumina Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024. Core Illumina Revenue is defined, for purposes of the variable compensation program, as set forth above in the “Compensation Discussion and Analysis” section. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Core Illumina Revenue
Named Executive Officers, Footnote
(1)
Francis deSouza was our PEO for each year presented until June 2023. Charles Dadswell served as interim PEO until September 2023. Jacob Thaysen has been our PEO since September 2023. The individuals comprising the
Non-PEO
NEOs for each year presented are as follows:

•	2024: Messrs. Dhingra, Barnard, Cunningham, Pegels, and Goswami served as Non-PEO NEOs.

•	2023: Mr. Goswami, Mses. Tousi, Reeves and Rollins, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2022: Messrs. Samad and Goswami, Ms. Tousi, and Drs. Aravanis and Febbo served as Non-PEO NEOs.

•	2021: Messrs. Ragusa, Dadswell, and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

•	2020: Messrs. Van Oene and Samad, Ms. Tousi, and Dr. Aravanis served as Non-PEO NEOs.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 29, 2024. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2024	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Jacob Thaysen	14,802,924	(12,306,550)	15,193,039	17,689,413

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,426,941	(4,191,326)	5,126,634	6,362,249
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2024	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)

Jacob Thaysen	15,571,428	(383,997)	—	5,608	—	—	15,193,039

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	5,511,948	(47.045)	—	13,306	(351,574)	—	5,126,634

Non-PEO NEO Average Total Compensation Amount	$ 5,426,941	$ 4,495,352	$ 5,772,066	$ 8,019,825	$ 3,571,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,362,249	692,244	(3,358,918)	8,297,373	540,066
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year 2024	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Jacob Thaysen	14,802,924	(12,306,550)	15,193,039	17,689,413

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,426,941	(4,191,326)	5,126,634	6,362,249
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year 2024	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total-Inclusion of Equity Values for PEO ($)

Jacob Thaysen	15,571,428	(383,997)	—	5,608	—	—	15,193,039

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	5,511,948	(47.045)	—	13,306	(351,574)	—	5,126,634

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. See the “Performance-Based Cash Compensation” and “Long-Term Equity Compensation” sections of the Compensation Discussion & Analysis for a description of how these metrics were used in our executive compensation program. The measures in this table are not ranked.

Financial Performance Measures

Core Illumina Revenue

Earnings Per Share

Non-GAAP Operating Income

Operating Margin

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 41.86	41.9	60.85	114.49	111.35
Peer Group Total Shareholder Return Amount	118.54	117.96	112.78	125.49	125.46
Net Income (Loss)	$ (1,223,000,000)	$ (1,161,000,000)	$ (4,404,000,000)	$ 762,000,000	$ 656,000,000
Company Selected Measure Amount	4,332,000,000	4,438,000,000	4,553,000,000	4,519,000,000	3,239,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Core Illumina Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Francis deSouza [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 14,494,506	$ 26,752,197	$ 14,333,634	$ 11,733,593
PEO Actually Paid Compensation Amount	$ 0	(8,142,898)	(10,053,847)	36,737,462	(208,167)
PEO Name	Francis deSouza
Charles Dadswell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	4,139,866	0	0	0
PEO Actually Paid Compensation Amount	$ 0	1,840,569	0	0	0
PEO Name	Charles Dadswell
Jacob Thaysen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,802,924	4,691,233	0	0	0
PEO Actually Paid Compensation Amount	$ 17,689,413	$ 4,439,576	$ 0	$ 0	$ 0
PEO Name	Jacob Thaysen
PEO | Jacob Thaysen [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,193,039
PEO | Jacob Thaysen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,571,428
PEO | Jacob Thaysen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,997)
PEO | Jacob Thaysen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jacob Thaysen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,608
PEO | Jacob Thaysen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jacob Thaysen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jacob Thaysen [Member] | ExclusionofStock Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,306,550)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,511,948
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47.045)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,306
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,574)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | ExclusionofStock Awards and Option AwardsforNonPEONEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,191,326)
Non-PEO NEO | Inclusionof EquityValuesforNonPEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,126,634